Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	THRIVENT SERIES FUND INC
Central Index Key	0000790166
Amendment Flag	false
Document Creation Date	Aug 22, 2013
Document Effective Date	Aug 22, 2013
Prospectus Date	Apr 30, 2013

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2013

with respect to

Thrivent Partner Worldwide Allocation Portfolio

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. (“GSAM”) will replace Victory Capital Management Inc. (“Victory”) as the subadviser to the portion of Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”) that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Portfolio.

1.	The fourth and fifth sentences of the last paragraph of “Principal Strategies” in the ‘Summary Section” will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and the emerging markets debt assets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2013

with respect to

Thrivent Partner Worldwide Allocation Portfolio

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. (“GSAM”) will replace Victory Capital Management Inc. (“Victory”) as the subadviser to the portion of Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”) that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Portfolio.

1.	The fourth and fifth sentences of the last paragraph of “Principal Strategies” in the ‘Summary Section” will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and the emerging markets debt assets.

Thrivent Partner Worldwide Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2013

with respect to

Thrivent Partner Worldwide Allocation Portfolio

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. (“GSAM”) will replace Victory Capital Management Inc. (“Victory”) as the subadviser to the portion of Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”) that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Portfolio.

1.	The fourth and fifth sentences of the last paragraph of “Principal Strategies” in the ‘Summary Section” will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and the emerging markets debt assets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 22, 2013